Goodwill (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments	$ 122,786,729		$ 140,487,849	$ 131,440,422
CHILE
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 148,650
Perpetual growth	3.00%	3.00%
Discount rate	7.79%	7.79%
ARGENTINA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 34,877
Perpetual growth	2.50%	2.50%
Discount rate	15.48%	15.48%
URUGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 1,171
Perpetual growth	2.20%	2.20%
Discount rate	9.50%	9.50%
PARAGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 1,891
Perpetual growth	3.00%	3.00%
Discount rate	8.80%	8.80%
BOLIVIA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 1,260
Perpetual growth	4.00%	4.00%
Discount rate	10.40%	10.40%